SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT DATA

Specific structure information in 2021 sees table below:

	Education and training	Exhibition planning service	Consulting service	Totals
Revenue from external customers	1,052,413	551,535	101,277	1,705,225
Intersegment revenue	-	-	-	-
Interest income	2,867	2,421	1,092	6,380
Interest expense	3,102	310	3,311	6,723
Depreciation and amortization	44,965	483	-	45,448
Operating income (loss)	15,054	218,894	(344,800)	(110,852)
Segment assets	817,800	296,048	233,918	1,347,766
Expenditures for segment assets	63,452	-	-	63,452